Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Oct. 06, 2016	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2014 INR (₨)
Schedule of Significant Accounting Policies [Line Items]
Stock split ratio	16
Foreign exchange conversion rate		64.85				64.85
Term deposits classified as cash and cash equivalents		₨ 5,460,670,000		₨ 3,090,386,000	₨ 2,044,290,000	$ 84,205,000	$ 47,654,000	₨ 1,599,067,000
Realized gains from sale of available for sale securities		72,179,000	$ 1,113,000	45,375,000	13,949,000
Proceeds from sale of available for sale securities		9,744,735,000	150,266,000	5,071,014,000	927,940,000
Unrealized gain on investments		31,774,000	$ 490,000
Available for sale securities		3,296,797,000		0	0	50,837,000
Amortized cost of held to maturity investments		₨ 6,631,000		6,785,000		102,000
Maturity date of held to maturity investments		Feb. 03, 2020	Feb. 03, 2020
Allowance for doubtful accounts		₨ 44,478,000		44,478,000	10,000,000	685,000	685,000
Deferred IPO cost				208,731,000
Interest capitalized		256,802,000	$ 3,960,000	219,166,000	155,012,000
Impairment of long-lived assets		0	0	0
Capital leases		0		0		0
Asset retirement obligations		242,980,000		94,301,000	70,942,000	3,747,000	$ 1,454,000
Accretion expense		9,329,000	144,000	6,109,000	2,592,000
Asset retirement obligations settlement of prior liabilities		0	0	0
Asset retirement obligations revision of estimate		₨ 0	$ 0
Estimated useful lives of capitalized software		3 years	3 years
Deferred financing cost		₨ 909,131,000		438,172,000		14,019,000
Amortization of debt financing costs		114,085,000	$ 1,759,000	52,762,000	22,090,000
Contributions to Provident Fund		15,734,000	243,000	10,350,000	5,693,000
Current service costs for defined benefit plans		11,077,000	171,000	7,350,000
Revenue recognized		161,760,000	2,494,000	168,552,000	175,492,000
Non-controlling interest		1,304,729,000		(330,000)		20,119,000
Net loss attributable to non-controlling interest		18,924,000	$ 292,000	4,651,000	5,595,000
Accounting Standards Update 2015-03 [Member]
Schedule of Significant Accounting Policies [Line Items]
Debt financing cost, current				51,935
IPO [Member]
Schedule of Significant Accounting Policies [Line Items]
Deferred IPO cost		₨ 966,947,000				$ 14,911,000
10MW Gujarat Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by noncontrolling owners		20.00%				20.00%
150MW Punjab Power Plant[Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by noncontrolling owners		48.37%				48.37%
50MW Uttar Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by noncontrolling owners		49.00%				49.00%
50MW Andhra Pradesh Power Plant [Member]
Schedule of Significant Accounting Policies [Line Items]
Ownership interest percentage by noncontrolling owners		29.00%				29.00%
Percentage return on sale of equity interest to the Company for cash		11.50%	11.50%
Redeemable non-controlling interest, redemption value		₨ 390,827,000		346,754,000		$ 6,027,000
Mutual Fund [Member]
Schedule of Significant Accounting Policies [Line Items]
Realized gains from sale of available for sale securities		₨ 72,334,000	$ 1,115,000	45,375,000	₨ 13,949,000
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Maturity term of held to maturity investments		1 year	1 year
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Maturity term of held to maturity investments		5 years	5 years
Term Deposits [Member]
Schedule of Significant Accounting Policies [Line Items]
Term deposits classified as cash and cash equivalents		₨ 846,394,000		₨ 291,951,000		$ 13,052,000